Federal Home Loan Bank Advances	3 Months Ended
Mar. 31, 2012
Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 – FEDERAL HOME LOAN BANK ADVANCES

The advance type, balances and interest rate ranges at March 31, 2012 (unaudited), December 31, 2011 and 2010 are as follows:

March 31, 2012

Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$24,000	0.37% to 4.90%	2.07%	May 2012 through January 2015
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	52	3.00%	3.00%	July 2013
Variable Rate	15,960	0.47%	0.47%	April 2012 through September 2012
LIBOR Adjustable	15,000	0.69% to 0.81%	0.77%	September 2015 through July 2016

Total advances	60,012

Yield adjustment on acquired FHLB advances	(5)

Total	$60,007

December 31, 2011

Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$39,000	0.28% to 4.90%	1.39%	February 2012 through January 2015
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	52	3.00%	3.00%	July 2013
Variable Rate	12,975	0.40%	0.40%	January 2012 through June 2012
LIBOR Adjustable	15,000	0.66% to 0.78%	0.70%	September 2015 through July 2016

Total advances	72,027

Yield adjustment on acquired FHLB advances	(6)

Total	$72,021

December 31, 2010

Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$19,500	2.74% to 4.90%	3.36%	September 2011 through January 2015
Putable	9,000	2.95% to 5.15%	3.93%	June 2011 through January 2013
Mortgage	353	3.00% to 5.64%	4.54%	April 2011 through July 2013
Variable Rate	17,833	0.50%	0.50%	January 2011
LIBOR Adjustable	15,000	0.52% to 0.64%	0.53%	September 2015 through July 2016

Total advances	61,686

Yield adjustment on acquired FHLB advances	(11)

Total	$61,675

The Bank was authorized to borrow up to $74,867, $74,864 and $76,562 from the Federal Home Loan Bank (FHLB) at March 31, 2012 (unaudited), December 31, 2011 and 2010, respectively. The Bank had indebtedness to the FHLB totaling $60,007, $72,027 and $61,686 at March 31, 2012 (unaudited), December 31, 2011 and 2010, respectively. The FHLB advances held by the Bank consisted of five different types as of March 31, 2012 (unaudited), December 31, 2011 and 2010. Fixed Rate Bullet Advances carry a fixed interest rate throughout the life of the advance and may not be prepaid prior to maturity without a fee being assessed by the FHLB. Putable Advances have stated interest adjustment dates on which the FHLB will have the option to adjust the interest rate and will continue to have this option quarterly thereafter. These advances may not be prepaid by the Bank prior to the FHLB exercising its option to adjust the interest rate. Mortgage Advances carry a fixed interest rate and require annual payments of the remaining principal balance. These advances may not be prepaid by the Bank prior to maturity without a fee being assessed by the FHLB. Variable Rate Advances carry a variable rate throughout the life of the advance. All of the Variable Rate Advances held by the Bank as of March 31, 2012 (unaudited) and December 31, 2011 were short-term advances and may be prepaid at any time. LIBOR Adjustable Advances carry an adjustable interest rate which reset quarterly based on the 3 Month LIBOR rate at the reset date, plus a spread. These advances may be called by the FHLB on a quarterly basis.

The required payments over the next five years at March 31, 2012 (unaudited) were as follows:

April 1 – December 31, 2012	$29,960
Year ended December 31, 2013	5,052
Year ended December 31, 2014	5,000
Year ended December 31, 2015	10,000
Year ended December 31, 2016	10,000

At March 31, 2012 (unaudited), in addition to FHLB stock, the Bank pledged mortgage, home equity and commercial real estate loans totaling approximately $92,118 to the FHLB to secure advances outstanding. At December 31, 2011, in addition to FHLB stock, the Bank pledged mortgage, home equity and commercial real estate loans totaling approximately $99,771 to the FHLB to secure advances outstanding. At December 31, 2010, the Bank pledged mortgage, home equity and commercial real estate loans totaling approximately $98,999 to the FHLB to secure advances outstanding. At March 31, 2012 (unaudited) December 31, 2011 and 2010, the Bank also pledged U.S. government sponsored agency securities totaling $24,029, $18,601 and $20,327 to the FHLB to secure advances outstanding.